Cover	May 05, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	May 05, 2022
Entity File Number	000-17781
Entity Registrant Name	NortonLifeLock Inc.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	77-0181864
Entity Address, Address Line Two	Suite 1000
Entity Address, Address Line One	60 E. Rio Salado Parkway
Entity Address, Postal Zip Code	85281
Entity Address, State or Province	AZ
Entity Address, City or Town	Tempe
Local Phone Number	527-8000
City Area Code	650
Title of 12(b) Security	Common Stock,
Trading Symbol	NLOK
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000849399
Amendment Flag	false